BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Purchase price calculation as of the acquisition dates
The following table provides the purchase price calculation as of the acquisition dates and the identifiable assets purchased and the liabilities assumed at their estimated fair value. These fair value measurements are based on third-party valuations.

(Dollars in thousands)	First Bexley	Insight	Guernsey	Total
Purchase consideration
Cash consideration	$10,810	$9,880	$13,500	$34,190
Stock consideration	33,699	26,730	0	60,429
Other consideration	0	0	2,523	2,523
Total purchase consideration	$44,509	$36,610	$16,023	$97,142

Assets acquired
Loans	$314,807	$219,008	$72,448	$606,263
Intangible assets	1,280	1,277	999	3,556
Other assets	25,456	30,799	61,238	117,493
Total assets	$341,543	$251,084	$134,685	$727,312

Liabilities assumed
Deposits	$273,860	$179,330	$115,415	$568,605
Borrowings	40,000	44,149	10,742	94,891
Other liabilities	1,454	7,303	606	9,363
Total liabilities	$315,314	$230,782	$126,763	$672,859

Net identifiable assets	$26,229	$20,302	$7,922	$54,453
Goodwill	$18,280	$16,308	$8,101	$42,689